UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

605 Third Avenue, 43rd floor

New York, NY 10158

(Address of principal executive offices) (Zip code)

Jasmin M. Ali, Esquire

Global X Management Company LLC

605 Third Avenue, 43rd floor

New York, NY 10158

(Name and address of agent for service)

With a copy to:

Jasmin M. Ali, Esquire Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esquire Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Global X Funds

Global X Silver Miners ETF

Ticker: SIL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Silver Miners ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/sil/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Silver Miners ETF	$85	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Secondary Index”).

The Secondary Index is designed to reflect the performance of the silver mining industry. It is comprised of selected companies globally that are actively engaged in some aspect of the silver mining industry, such as silver mining, refining, or exploration, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 61.49%, while the Secondary Index increased 62.52%. The Fund had a net asset value of $24.07 per share on October 31, 2023 and ended the reporting period with a net asset value of $38.68 on October 31, 2024.

During the reporting period, the highest returns came from AbraSilver Resource Corp. and Gatos Silver, Inc., which returned 997.19% and 280.90% respectively. The worst performers were Gold Resource Corporation and SSR Mining Inc, which returned -69.15% and -55.28%, respectively.

The Fund experienced positive performance during the reporting period. Rising silver prices, which positively impacted the profitability of silver mining companies included in the Fund, were a primary factor in the Fund’s positive performance. Additionally, favorable regulatory changes and improving supply and demand dynamics have supported mining operations leading to enhanced productivity and cost-efficiency for many of the Fund's holdings, thereby improving their financial performance. Increased global demand for silver in industrial applications, particularly in renewable energy contexts such as solar panel manufacturing, contributed to growth in companies held by the Secondary Index. Additionally, China’s economic stimulus package during the reporting period in combination with the general worldwide trend of monetary easing boosted the prevailing bull market in precious metals. Silver miners have shown a high correlation in price performance to precious metal prices, largely driven by the aforementioned factors. Easing global monetary policies have also driven positive performance for the Fund as non-interest-bearing precious metals became increasingly more attractive relative to income-generating assets and interest rates declined. These factors combined to contribute to the Fund’s positive performance during the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Silver Miners ETF - $16,541
MSCI ACWI Index (Net) (USD) - $23,808
Solactive Global Silver Miners Index - $17,056
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Silver Miners ETF - $16541	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global Silver Miners Index - $17056
Oct/14	$10000	$10000	$10000
Oct/15	$7965	$9997	$7967
Oct/16	$15592	$10201	$15703
Oct/17	$12688	$12568	$12849
Oct/18	$9212	$12503	$9416
Oct/19	$12260	$14078	$12606
Oct/20	$17335	$14766	$17854
Oct/21	$16221	$20270	$16861
Oct/22	$10572	$16225	$10776
Oct/23	$10242	$17929	$10495
Oct/24	$16541	$23808	$17056

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Silver Miners ETF	61.49%	6.17%	5.16%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global Silver Miners Index	62.52%	6.24%	5.48%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/sil/ for current month-end performance.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,362,207,851	41	$6,651,704	14.67%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada
42.5%
Brazil
22.1%
United States
10.1%
South Korea
7.9%
Mexico
7.6%
Peru
5.9%
Repurchase Agreement
1.7%
Bosnia and Herzegovina
1.3%
Australia
0.6%

Value	Value
Australia	0.6%
Bosnia and Herzegovina	1.3%
Repurchase Agreement	1.7%
Peru	5.9%
Mexico	7.6%
South Korea	7.9%
United States	10.1%
Brazil	22.1%
Canada	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Wheaton Precious Metals	22.1%
Pan American Silver	13.1%
Korea Zinc	7.9%
Industrias Penoles	4.9%
Osisko Gold Royalties	4.5%
Cia de Minas Buenaventura SAA ADR	4.4%
Hecla Mining	4.4%
Coeur Mining	4.2%
First Majestic Silver	3.6%
Fresnillo	2.8%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/sil/

Global X Funds

Global X Silver Miners ETF: SIL

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-1

Global X Funds

Global X Copper Miners ETF

Ticker: COPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Copper Miners ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/copx/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Copper Miners ETF	$76	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Secondary Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Secondary Index.

The Secondary Index is designed to reflect the performance of the copper mining industry and is comprised of copper companies, companies engaged in copper mining, exploration, or a closely related activity, as defined by Solactive AG, the provider of the Secondary Index.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 35.22%, while the Secondary Index increased 36.16%. The Fund had a net asset value of $32.83 per share on October 31, 2023, and ended the reporting period with a net asset value of $43.79 on October 31, 2024.

During the reporting period, the highest returns came from Taseko Mines Limited and Hudbay Minerals Inc, which returned 106.48% and 106.05%, respectively. The worst performers were Solaris Resources Inc. and 29metals Ltd., which returned -44.21% and -29.92%, respectively.

The Fund's positive performance during the reporting period was influenced by several key factors, including increased demand outlooks. Structural trends such as the rising adoption of electric vehicles and other cleantech, including wind and solar power, have driven the outlook for copper demand. Heightened infrastructure spending and advancements in artificial intelligence also contributed to the growing demand for copper. At the same time, however, the high-interest rate environment exacerbated financing challenges for some copper companies. In addition, major copper-producing countries experienced production disruptions, due to operational challenges, leading to mine closures which affected global supply. These supply constraints, coupled with declining discovery rates, underscore some of the challenges faced in the copper industry to meet demand. Geopolitical uncertainty also heightened volatility in the copper market during the reporting period. During the reporting period, by country, the Fund had the highest exposure to Canada at 23.62% and Australia at 14.18%.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Copper Miners ETF - $21,121
MSCI ACWI Index (Net) (USD)* - $23,808
Solactive Global Copper Miners Index - $22,455
MSCI EAFE Index (Net) (USD) - $16,714
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Copper Miners ETF - $21121	MSCI ACWI Index (Net) (USD)* - $23808	Solactive Global Copper Miners Index - $22455	MSCI EAFE Index (Net) (USD) - $16714
Oct/14	$10000	$10000	$10000	$10000
Oct/15	$6136	$9997	$6155	$9993
Oct/16	$7299	$10201	$7399	$9671
Oct/17	$10684	$12568	$10936	$11937
Oct/18	$8212	$12503	$8456	$11119
Oct/19	$7677	$14078	$7929	$12347
Oct/20	$9477	$14766	$9862	$11500
Oct/21	$16756	$20270	$17543	$15430
Oct/22	$13342	$16225	$14015	$11881
Oct/23	$15620	$17929	$16491	$13592
Oct/24	$21121	$23808	$22455	$16714

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Copper Miners ETF	35.22%	22.43%	7.76%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.06%
Solactive Global Copper Miners Index	36.16%	23.14%	8.43%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/copx/ for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from MSCI EAFE Index (Net) to MSCI ACWI (Net) (USD) to reflect that MSCI ACWI (Net) (USD) is more broadly representative of the overall applicable securities market.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,553,737,002	45	$13,001,852	14.60%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada
24.4%
Australia
15.3%
China
12.0%
Chile
9.3%
Japan
7.5%
Zambia
5.0%
Sweden
4.9%
Mexico
4.8%
Poland
4.7%
United States
4.6%
Germany
2.9%
Repurchase Agreement
2.2%
Other Countries
4.4%

Value	Value
Other Countries	4.4%
Repurchase Agreement	2.2%
Germany	2.9%
United States	4.6%
Poland	4.7%
Mexico	4.8%
Sweden	4.9%
Zambia	5.0%
Japan	7.5%
Chile	9.3%
China	12.0%
Australia	15.3%
Canada	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
First Quantum Minerals	5.0%
Zijin Mining Group, Cl H	4.9%
Boliden	4.9%
Glencore	4.9%
Southern Copper	4.8%
BHP Group	4.7%
Sumitomo Metal Mining	4.7%
KGHM Polska Miedz	4.7%
Antofagasta PLC	4.6%
Ivanhoe Mines, Cl A	4.6%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/copx/

Global X Funds

Global X Copper Miners ETF: COPX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-2

Global X Funds

Global X Gold Explorers ETF

Ticker: GOEX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Gold Explorers ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/goex/. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Gold Explorers ETF	$83	0.65%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Secondary Index”).

The Secondary Index tracks price movements in the shares of companies which are active in the gold mining industry as an explorer or developer, as defined by Solactive AG, the provider of the Secondary Index (“Index Provider”). Companies economically tied to the gold exploration industry include those engaged in the exploration of gold mining projects.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 55.13%, while the Secondary Index increased 56.33%. The Fund had a net asset value of $22.45 per share on October 31, 2023, and ended the reporting period with a net asset value of $34.82 on October 31, 2024.

During the reporting period, the highest returns came from Skeena Resources Limited and Hochschild Mining plc, which returned 169.49% and 159.92% respectively. The worst performers were Victoria Gold Corp. and SSR Mining Inc, which returned -100.00% and -55.10%, respectively.

The Fund recorded positive performance during the reporting period. This performance was driven by the increased purchasing of gold amongst central banks in order to build up their strategic national reserves. Additionally, retail demand for gold as a safe-haven asset has increased as a hedge against geopolitical tensions, inflationary pressures, and market instability. This trend was acutely apparent for Chinese consumers amid the volatile equity and real estate markets experienced in China, which increased overall demand for gold. The strong price momentum of gold during the period was another key driver, as the rising price attracted more investor interest. Falling bond yields provided a tailwind for gold, as the opportunity cost of holding the non-yielding metal decreased. The Fund's holdings in gold exploration and development companies benefited from these positive market dynamics, as these companies tend to outperform in a rising gold price environment. Also, these companies experienced improved operational efficiencies and margins thanks to their implementation of cost controls, as well as falling cost pressures. Lastly, favorable geopolitical developments in key mining jurisdictions during the reporting period reduced regulatory risks for some companies, positively impacting their stock prices and, consequently, the Fund's performance.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Gold Explorers ETF - $30,635
MSCI ACWI Index (Net) (USD) - $23,808
Solactive Global Gold Explorers & Developers Total Return Index (net)^ - $32,663
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Gold Explorers ETF - $30635	MSCI ACWI Index (Net) (USD) - $23808	Solactive Global Gold Explorers & Developers Total Return Index (net)^ - $32663
Oct/14	$10000	$10000	$10000
Oct/15	$10336	$9997	$10445
Oct/16	$20243	$10201	$20604
Oct/17	$17488	$12568	$17894
Oct/18	$15068	$12503	$15525
Oct/19	$20704	$14078	$21444
Oct/20	$27750	$14766	$28897
Oct/21	$25706	$20270	$26931
Oct/22	$17752	$16225	$18663
Oct/23	$19747	$17929	$20893
Oct/24	$30635	$23808	$32663

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Gold Explorers ETF	55.13%	8.15%	11.85%
MSCI ACWI Index (Net) (USD)	32.79%	11.08%	9.06%
Solactive Global Gold Explorers & Developers Total Return Index (net)^	56.33%	8.78%	12.56%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/goex/ for current month-end performance.

^ In 2016, the Fund began a two-step process to change from its predecessor Secondary Index to the Secondary Index in an effort to diversify and improve the liquidity of the Fund. Performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017 and the Solactive Global Gold Explorers & Developers Total Return Index thereafter.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,687,928	53	$245,199	17.24%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Canada
39.9%
Australia
31.5%
United States
9.3%
Indonesia
7.1%
Turkey
4.7%
Egypt
3.1%
South Africa
1.8%
Peru
1.2%
Colombia
0.9%
United Kingdom
0.5%
Repurchase Agreement
0.4%

Value	Value
Repurchase Agreement	0.4%
United Kingdom	0.5%
Colombia	0.9%
Peru	1.2%
South Africa	1.8%
Egypt	3.1%
Turkey	4.7%
Indonesia	7.1%
United States	9.3%
Australia	31.5%
Canada	39.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Hecla Mining	4.9%
Alamos Gold, Cl A	4.1%
Eldorado Gold	3.9%
Perseus Mining	3.5%
Coeur Mining	3.4%
Lundin Gold	3.2%
Merdeka Copper Gold	3.2%
Centamin	3.1%
Bumi Resources Minerals	2.8%
New Gold	2.8%

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/goex/

Global X Funds

Global X Gold Explorers ETF: GOEX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-3

Global X Funds

Global X Uranium ETF

Ticker: URA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about the Global X Uranium ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ura. You can also request this information by contacting us at 1-888-493-8631.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Uranium ETF	$77	0.69%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index ("Secondary Index").

The Secondary Index tracks the price movements in shares of companies with business operations or exposure in the uranium industry, as determined by Solactive AG, the Secondary Index provider. This includes companies engaged in uranium mining, exploration, uranium investments, and technologies related to the uranium industry.

For the 12-month period ended October 31, 2024 (the “reporting period”), the Fund increased 23.13%, while the Secondary Index increased 23.93%. The Fund had a net asset value of $26.50 per share on October 31, 2023, and ended the reporting period with a net asset value of $30.72 on October 31, 2024.

During the reporting period, the highest returns came from NuScale Power Corporation Class A and Mitsubishi Heavy Industries, Ltd., which returned 466.27% and 187.38%, respectively. The worst performers were Anson Resources Limited and GoviEx Uranium Inc., which returned -54.23% and -53.32%, respectively.

The global shift towards cleaner energy sources has led to higher demand for nuclear energy, and therefore uranium, which contributed to the Fund’s positive returns during the reporting period. For instance, several countries demonstrated their commitment to accelerating their nuclear power development during the COP28 UN Climate Change Conference. Additionally, the United States government has increasingly supported nuclear energy investment through legislation, such as the ADVANCE Act, which includes significant reforms for the Nuclear Regulatory Commission, incentives for deploying state-of-the-art reactors, support for maintaining operating reactors, and a streamlined nuclear licensing process. Furthermore, the swift expansion of artificial intelligence technologies has boosted global energy demand, intensifying interest in nuclear power (and by extension in uranium) as a critical energy resource. Some major technology companies started to explore Small Modular Reactor nuclear technologies to meet the intensive power requirements of data centers. This growing demand heightened concerns over a supply crunch as uranium production struggled to keep pace with the accelerated interest in nuclear energy. Together, these factors have driven positive investor sentiment in the uranium market during the reporting period.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Global X Uranium ETF - $18,232
MSCI ACWI Index (Net) (USD)* - $23,808
Solactive Global Uranium & Nuclear Components Total Return Index (net)^ - $20,112
MSCI EAFE Index (Net) (USD) - $16,714
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Oct/14
Oct/15
Oct/16
Oct/17
Oct/18
Oct/19
Oct/20
Oct/21
Oct/22
Oct/23
Oct/24

	Global X Uranium ETF - $18232	MSCI ACWI Index (Net) (USD)* - $23808	Solactive Global Uranium & Nuclear Components Total Return Index (net)^ - $20112	MSCI EAFE Index (Net) (USD) - $16714
Oct/14	$10000	$10000	$10000	$10000
Oct/15	$6699	$9997	$6935	$9993
Oct/16	$5525	$10201	$5797	$9671
Oct/17	$5843	$12568	$6056	$11937
Oct/18	$6064	$12503	$6470	$11119
Oct/19	$5553	$14078	$5972	$12347
Oct/20	$5649	$14766	$6053	$11500
Oct/21	$14163	$20270	$15353	$15430
Oct/22	$11315	$16225	$12342	$11881
Oct/23	$14808	$17929	$16229	$13592
Oct/24	$18232	$23808	$20112	$16714

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Global X Uranium ETF	23.13%	26.84%	6.19%
MSCI ACWI Index (Net) (USD)*	32.79%	11.08%	9.06%
Solactive Global Uranium & Nuclear Components Total Return Index (net)^	23.93%	27.49%	7.24%
MSCI EAFE Index (Net) (USD)	22.97%	6.24%	5.27%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ura for current month-end performance.

* As of October 2024, pursuant to new regulatory requirements, the Fund changed its broad-based securities market benchmark from MSCI EAFE Index (Net) to MSCI ACWI (Net) (USD) to reflect that MSCI ACWI (Net) (USD) is more broadly representative of the overall applicable securities market.

^ In 2018, the Fund began a two-step process to change from its predecessor Secondary Index to the Secondary Index in an effort to diversify and improve the liquidity of the Fund. Performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018 and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter.

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,611,342,527	56	$20,670,909	19.18%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
China	1.0%
South Africa	1.9%
United Kingdom	2.7%
Japan	4.0%
Kazakhstan	4.7%
Repurchase Agreement	5.8%
Exchange Traded Fund	8.7%
South Korea	8.9%
Australia	11.4%
United States	16.1%
Canada	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cameco	23.6%
Sprott Physical Uranium Trust	8.7%
NexGen Energy	6.7%
Uranium EnergyFootnote Reference**	5.5%
NAC Kazatomprom JSC GDR	4.7%
Denison Mines	3.4%
Paladin EnergyFootnote Reference**	3.4%
Oklo, Cl A	2.9%
NuScale PowerFootnote Reference**	2.8%
Yellow CakeFootnote Reference**	2.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-493-8631

  https://www.globalxetfs.com/funds/ura

Global X Funds

Global X Uranium ETF: URA

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: October 31, 2024

GX-AR-TSR-10.2024-4

(b) Not applicable.

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Charles A. Baker and Toai Chin and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2024			2023
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$1,727,672	$0	$0	$1,235,693	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees(1)	$487,204	$0	$0	$392,972	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Notes:

(1)	Tax Compliance and excise distribution services.

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $487,204 and $392,972, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant’s Independent Trustees, Charles A. Baker, Toai Chin and Clifford J. Weber.

Item 6.	Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the financial statements and financial highlights filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Global X Silver Miners ETF (ticker: SIL)
Global X Copper Miners ETF (ticker: COPX)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Uranium ETF (ticker: URA)

Annual Report Financials and Other Information

October 31, 2024

Schedule of Investments	October 31, 2024
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 98.0%
AUSTRALIA — 0.6%
Materials — 0.6%
Kingsgate Consolidated * (A)	4,978,040	$5,216,978
Silver Mines * (A)	30,408,973	2,190,963

TOTAL AUSTRALIA		7,407,941
BOSNIA AND HERZEGOVINA — 1.3%
Materials — 1.3%
Adriatic Metals, Cl CDI * (A)	6,052,267	17,006,540

BRAZIL — 22.1%
Materials — 22.1%
Wheaton Precious Metals	4,562,355	301,161,054

CANADA — 42.5%
Materials — 42.5%
AbraSilver Resource * (A)	2,676,578	6,240,452
Aftermath Silver *	3,821,291	1,480,324
Aya Gold & Silver *	2,567,086	32,946,066
Discovery Silver *	6,675,252	4,549,295
Dolly Varden Silver *	3,808,518	3,551,830
Endeavour Silver *	5,513,722	27,789,159
First Majestic Silver (A)	6,686,708	49,360,612
Fortuna Mining *	6,971,089	34,656,657
GoGold Resources *	6,706,409	7,697,733
Guanajuato Silver * (A)	8,384,978	1,563,969
MAG Silver *	2,090,647	35,755,245
McEwen Mining *	993,647	9,449,583
New Pacific Metals * (A)	2,006,856	3,512,844
Osisko Gold Royalties	3,049,275	61,293,938
Pan American Silver	7,623,952	178,476,716
Prime Mining *	2,404,368	3,242,736
Silvercorp Metals	4,681,342	21,963,468
SilverCrest Metals *	3,269,670	33,331,189
SSR Mining (A)	4,496,797	27,745,237
Triple Flag Precious Metals	1,402,055	23,998,732
Vizsla Royalties *	89,759	120,413

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Vizsla Silver *	5,133,377	$10,421,792

TOTAL CANADA		579,147,990
MEXICO — 7.6%
Materials — 7.6%
Fresnillo	3,964,919	37,695,837
Industrias Penoles *	4,232,042	66,389,156

TOTAL MEXICO		104,084,993
PERU — 5.9%
Materials — 5.9%
Cia de Minas Buenaventura SAA ADR	4,583,135	59,855,743
Hochschild Mining *	6,928,850	20,443,947

TOTAL PERU		80,299,690
SOUTH KOREA — 7.9%
Materials — 7.9%
Korea Zinc	149,074	107,808,588

UNITED STATES — 10.1%
Materials — 10.1%
Coeur Mining *	8,863,293	57,079,607
Gatos Silver *	1,045,028	19,385,269
Gold Resource *	1,419,105	175,969
Hecla Mining	9,139,398	59,314,693
Hycroft Mining Holding *	388,567	928,675

TOTAL UNITED STATES		136,884,213
TOTAL COMMON STOCK (Cost $1,105,279,425)		1,333,801,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 1.7%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $5,595,747 (collateralized by various U.S. Government Obligations, ranging in par value $817 - $1,431,730, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $5,684,305)	$5,594,992	$5,594,992
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $1,428,704 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $117 - $279,123, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $1,449,676)	1,428,510	1,428,510
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $5,595,746 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $1,332,867 - $4,569,861, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $5,594,854)	5,594,992	5,594,992
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $5,595,747 (collateralized by various U.S. Government Obligations, ranging in par value $1,119 - $2,900,444, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $5,686,224)	5,594,992	5,594,992

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $5,595,746 (collateralized by various U.S. Government Obligations, ranging in par value $3,048 - $2,823,105, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $5,687,459)	$5,594,992	$5,594,992
TOTAL REPURCHASE AGREEMENTS (Cost $23,808,478)		23,808,478
TOTAL INVESTMENTS — 99.7% (Cost $1,129,087,903)		$1,357,609,487

Percentages are based on Net Assets of $1,362,207,851.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $24,649,901.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $23,808,478. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $4,103,192.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,333,801,009	$—	$—	$1,333,801,009
Repurchase Agreements	—	23,808,478	—	23,808,478
Total Investments in Securities	$1,333,801,009	$23,808,478	$—	$1,357,609,487

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 15.3%
Materials — 15.3%
29Metals * (A)	10,482,702	$2,883,787
BHP Group	4,331,323	120,970,193
Develop Global * (A)	5,620,420	9,534,746
Glencore	23,808,476	124,365,326
Metals Acquisition, Cl A * (A)	1,515,102	18,150,922
Sandfire Resources *	14,167,177	96,228,271
SolGold * (A)	43,913,102	4,714,129
WA1 Resources * (A)	1,524,154	13,497,276

TOTAL AUSTRALIA		390,344,650
BRAZIL — 2.1%
Materials — 2.1%
ERO Copper *	2,947,302	54,064,000

CANADA — 24.4%
Materials — 24.4%
Altius Minerals	1,158,717	21,895,051
Capstone Copper *	16,668,985	115,156,444
Filo *	2,533,462	58,304,431
Foran Mining *	9,190,064	28,810,631
HudBay Minerals	12,249,522	109,757,545
Ivanhoe Mines, Cl A * (A)	8,950,761	118,213,358
NGEx Minerals *	3,544,521	30,157,480
Solaris Resources * (A)	2,743,978	6,043,267
Taseko Mines *	8,900,038	19,847,085
Teck Resources, Cl B	2,468,418	114,712,951

TOTAL CANADA		622,898,243
CHILE — 9.3%
Materials — 9.3%
Antofagasta PLC	5,325,547	118,585,886
Lundin Mining	12,158,285	118,098,339

TOTAL CHILE		236,684,225

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 12.0%
Materials — 12.0%
China Gold International Resources *	7,398,000	$34,637,683
China Nonferrous Mining (A)	40,058,800	28,545,708
Jiangxi Copper, Cl H	33,633,701	56,673,375
Jinchuan Group International Resources (A)	150,315,900	10,827,447
MMG *	122,356,660	42,965,847
Wanguo Gold Group	7,246,290	9,162,254
Zijin Mining Group, Cl H	58,580,935	124,932,072

TOTAL CHINA		307,744,386
CYPRUS — 0.6%
Materials — 0.6%
Atalaya Mining	2,975,025	14,113,602

GERMANY — 2.9%
Materials — 2.9%
Aurubis (A)	941,095	73,715,413

JAPAN — 7.5%
Materials — 7.5%
Mitsubishi Materials	3,836,655	63,812,017
Nittetsu Mining	280,207	8,075,554
Sumitomo Metal Mining	4,281,409	120,607,425

TOTAL JAPAN		192,494,996
MEXICO — 4.8%
Materials — 4.8%
Southern Copper	1,114,094	122,048,998

POLAND — 4.7%
Materials — 4.7%
KGHM Polska Miedz	3,231,939	120,506,283

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SAUDI ARABIA — 1.2%
Materials — 1.2%
Al Masane Al Kobra Mining	1,581,161	$31,238,423

SWEDEN — 4.9%
Materials — 4.9%
Boliden	4,028,383	124,540,455

UNITED KINGDOM — 0.5%
Materials — 0.5%
Central Asia Metals	5,524,754	12,501,050

UNITED STATES — 4.6%
Materials — 4.6%
Freeport-McMoRan	2,601,926	117,138,709

ZAMBIA — 5.0%
Materials — 5.0%
First Quantum Minerals *	9,853,307	127,164,527

TOTAL COMMON STOCK (Cost $2,553,557,851)		2,547,197,960

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.2%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $13,483,302 (collateralized by various U.S. Government Obligations, ranging in par value $1,969 - $3,449,843, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $13,696,687)	$13,481,482	13,481,482

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $7,941,244 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $648 - $1,551,462, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $8,057,816)	$7,940,165	$7,940,165
Deutsche Bank Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $8,984,609 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $2,140,070 - $7,337,434, 2.875% - 4.500%, 05/15/2027 - 05/15/2052, with a total market value of $8,983,178)	8,983,399	8,983,399
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $13,483,302 (collateralized by various U.S. Government Obligations, ranging in par value $2,696 - $6,988,800, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $13,701,312)	13,481,482	13,481,482
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $13,483,298 (collateralized by various U.S. Government Obligations, ranging in par value $7,343 - $6,802,448, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $13,704,288)	13,481,482	13,481,482
TOTAL REPURCHASE AGREEMENTS (Cost $57,368,010)		57,368,010
TOTAL INVESTMENTS — 102.0% (Cost $2,610,925,861)		$2,604,565,970

Percentages are based on Net Assets of $2,553,737,002.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Copper Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $70,774,795.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $57,368,010. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $17,799,310.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,547,197,960	$—	$—	$2,547,197,960
Repurchase Agreements	—	57,368,010	—	57,368,010
Total Investments in Securities	$2,547,197,960	$57,368,010	$—	$2,604,565,970

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 31.5%
Materials — 31.5%
Bellevue Gold *	762,745	$811,845
Capricorn Metals *(A)	211,350	869,366
De Grey Mining *	1,188,552	1,187,213
Emerald Resources NL *	320,246	885,191
Firefinch *(A) (B)	825,148	—
Genesis Minerals *	607,738	975,266
Gold Road Resources	630,951	826,545
OceanaGold	435,499	1,234,062
Perseus Mining	843,750	1,586,121
Ramelius Resources (B)	684,161	1,071,018
Regis Resources *	463,861	823,375
Resolute Mining *	1,284,676	689,998
Spartan Resources *	459,877	478,938
Vault Minerals *	3,779,495	977,848
West African Resources *	644,601	774,761
Westgold Resources	569,302	1,200,713

TOTAL AUSTRALIA		14,392,260
CANADA — 39.9%
Materials — 39.9%
Alamos Gold, Cl A	92,598	1,868,633
Artemis Gold *	89,159	896,739
Calibre Mining *	454,605	825,102
Centerra Gold	129,156	911,722
Dundee Precious Metals	110,497	1,122,449
Endeavour Silver *	151,118	763,206
Equinox Gold *	221,131	1,221,499
Fortuna Mining *	190,980	949,454
G Mining Ventures *	68,498	584,269
K92 Mining *	143,557	953,648
Lundin Gold	60,352	1,457,765
McEwen Mining *	27,355	260,146
New Gold *	463,821	1,274,389
Novagold Resources * (B)	151,007	522,484
Orla Mining *	129,061	619,404
Seabridge Gold *	46,418	809,066
Skeena Resources *	48,024	466,132
SSR Mining	123,255	760,424

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Torex Gold Resources *	52,848	$1,138,510
Victoria Gold *(A)	43,114	—
Wesdome Gold Mines *	91,939	804,660

TOTAL CANADA		18,209,701
COLOMBIA — 0.9%
Materials — 0.9%
Aris Mining *	89,483	414,692

EGYPT — 3.1%
Materials — 3.1%
Centamin	696,516	1,422,009

INDONESIA — 7.1%
Materials — 7.1%
Aneka Tambang	5,176,734	527,733
Bumi Resources Minerals *	54,438,400	1,276,415
Merdeka Copper Gold *	9,440,753	1,455,663

TOTAL INDONESIA		3,259,811
PERU — 1.2%
Materials — 1.2%
Hochschild Mining *	190,090	560,871

SOUTH AFRICA — 1.8%
Materials — 1.8%
DRDGOLD	264,560	319,627
Pan African Resources	1,130,149	525,975

TOTAL SOUTH AFRICA		845,602
TüRKIYE — 4.7%
Materials — 4.7%
Eldorado Gold *	103,242	1,793,838
Koza Altin Isletmeleri *	582,683	341,893

TOTAL TüRKIYE		2,135,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.5%
Materials — 0.5%
Greatland Gold *	2,843,135	$233,937

UNITED STATES — 9.3%
Materials — 9.3%
Coeur Mining *	242,629	1,562,531
Hecla Mining	347,996	2,258,494
Perpetua Resources *	39,555	406,063

TOTAL UNITED STATES		4,227,088
TOTAL COMMON STOCK (Cost $37,809,630)		45,701,702

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
Great Bear Resources#(A) Expires (Cost –)	46,614	—

(Cost $–)		—

	Face Amount
REPURCHASE AGREEMENT(C) — 0.4%
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $172,688 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $14 - $33,738, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $175,223) (Cost $172,665)	$172,665	172,665
TOTAL INVESTMENTS — 100.4% (Cost $37,982,295)		$45,874,367

Percentages are based on Net Assets of $45,687,928.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Gold Explorers ETF

#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $975,596.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $172,665. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $903,268.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stock	$44,832,336	$—	$869,366		$45,701,702
Rights	—	—	—	^	—
Repurchase Agreement	—	172,665	—		172,665
Total Investments in Securities	$44,832,336	$172,665	$869,366		$45,874,367

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Investments in Common Stock
Beginning Balance as of October 31, 2023	$36,728
Transfers out of Level 3	-
Transfers into Level 3	869,366
Net purchases	-
Net sales	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(36,728)
Ending Balance as of October 31, 2024	$869,366

For the period ended October 31, 2024, transfers in and out of Level 3 were due to the availability of observable inputs to determine fair value.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of October 31, 2024. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Gold Explorers ETF

Assets	Fair Value at 10/31/24	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$0	Discount from the Last Traded Price	Discount%	100.00%
Common Stock	$869,366	Discount from the Last Traded Price	Discount%	0.5%

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 91.2%
AUSTRALIA — 11.4%
Energy — 8.4%
Alligator Energy *(A) (B)	232,065,915	$6,992,135
Aura Energy *(A) (B)	42,343,957	4,298,963
Bannerman Energy *(A) (B)	9,535,949	18,925,491
Berkeley Energia *(A)	25,040,567	5,858,412
Boss Energy *(A) (B)	25,840,259	58,223,179
Deep Yellow *(A)	60,489,138	54,676,044
Elevate Uranium *(A) (B)	16,627,592	3,594,048
Lotus Resources * (B)	82,772,162	14,096,077
Paladin Energy *(A) (B)	18,336,580	122,506,495
Peninsula Energy *(A) (B)	207,708,125	12,652,520
		301,823,364
Industrials — 1.1%
Silex Systems *(A) (B)	11,819,167	40,643,096

Materials — 1.9%
Anson Resources * (B)	64,813,154	3,099,036
BHP Group	2,399,571	67,017,991
		70,117,027
TOTAL AUSTRALIA		412,583,487
CANADA — 40.5%
Energy — 38.1%
Cameco	16,338,664	852,829,149
CanAlaska Uranium *	10,110,018	5,367,060
Denison Mines *	59,166,027	124,363,470
Encore Energy *	11,870,917	46,838,153
F3 Uranium *	29,593,762	5,201,386
F4 Uranium (C)	2,817,030	—
Fission Uranium *	49,419,367	33,680,117
Forsys Metals *	8,962,365	4,307,747
GoviEx Uranium, Cl A *	48,412,152	2,604,764
IsoEnergy, Cl Common Subs. Receipt *	7,634,938	18,293,836
Laramide Resources *	15,095,651	8,230,349
Mega Uranium *	21,485,025	5,086,307
NexGen Energy *	32,936,715	241,954,131
Skyharbour Resources *	11,884,450	3,793,953
Uranium Royalty * (B)	6,619,981	18,283,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Western Uranium & Vanadium * (B)	3,107,499	$3,544,549
		1,374,378,932

Industrials — 1.9%
Aecon Group	4,086,260	67,979,748

Materials — 0.5%
American Lithium *	13,923,141	10,088,147
Global Atomic *	12,300,002	9,529,755
		19,617,902
TOTAL CANADA		1,461,976,582
CHINA — 1.0%
Energy — 1.0%
CGN Mining (B)	141,025,000	35,553,740

JAPAN — 4.0%
Industrials — 4.0%
ITOCHU	1,321,575	66,397,594
Mitsubishi Heavy Industries	5,363,012	77,210,473

TOTAL JAPAN		143,608,067
KAZAKHSTAN — 4.7%
Energy — 4.7%
NAC Kazatomprom JSC GDR	4,337,798	169,607,902

SOUTH AFRICA — 1.9%
Materials — 1.9%
Sibanye Stillwater * (B)	59,451,504	68,160,746

SOUTH KOREA — 8.9%
Industrials — 8.9%
Daewoo Engineering & Construction *	12,373,879	31,696,857
Doosan Enerbility *	4,481,287	65,108,554
GS Engineering & Construction *	4,296,218	55,321,590
Hyundai Engineering & Construction	2,764,565	55,892,292
KEPCO Engineering & Construction	1,185,165	59,086,487

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	626,013	$53,075,015

TOTAL SOUTH KOREA		320,180,795
UNITED KINGDOM — 2.7%
Energy — 2.7%
Yellow Cake *(A)	14,112,630	98,339,532

UNITED STATES — 16.1%
Energy — 10.5%
Centrus Energy, Cl A *(A)	897,342	93,153,073
Energy Fuels *(A) (B)	10,670,973	64,380,274
Uranium Energy *(A) (B)	26,818,138	198,990,584
Ur-Energy *(A)	18,274,153	23,208,174
		379,732,105
Industrials — 2.7%
NuScale Power *(A) (B)	5,201,515	99,556,997

Utilities — 2.9%
Oklo, Cl A * (B)	4,632,906	104,055,069

TOTAL UNITED STATES		583,344,171
TOTAL COMMON STOCK (Cost $2,677,559,600)		3,293,355,022

EXCHANGE TRADED FUND — 8.7%
Sprott Physical Uranium Trust *	17,109,357	315,319,331

TOTAL EXCHANGE TRADED FUND (Cost $266,367,132)		315,319,331

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 5.8%
Citigroup Global Markets, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $48,862,626 (collateralized by various U.S. Government Obligations, ranging in par value $7,137 - $12,502,011, 2.000% - 7.964%, 02/01/2036 - 08/20/2067, with a total market value of $49,635,917)	$48,856,030	$48,856,030
Daiwa Capital Markets America, Inc. 4.890%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $48,862,666 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,986 - $9,546,183, 0.625% - 7.500%, 05/15/2025 - 11/01/2054, with a total market value of $49,579,936)	48,856,030	48,856,030
HSBC Securities USA, Inc. 4.860%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $48,862,626 (collateralized by various U.S. Government Obligations, ranging in par value $9,771 - $25,326,966, 2.000% - 7.500%, 05/01/2028 - 10/01/2054, with a total market value of $49,652,679)	48,856,030	48,856,030
Nomura Securities International, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $48,862,612 (collateralized by various U.S. Government Obligations, ranging in par value $26,611 - $24,651,639, 2.500% - 6.980%, 07/01/2034 - 06/15/2059, with a total market value of $49,663,464)	48,856,030	48,856,030

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 4.850%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $12,475,561 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $645 - $4,643,675, 0.000% - 7.000%, 04/15/2026 - 09/20/2054, with a total market value of $12,668,642)	$12,473,880	$12,473,880
TOTAL REPURCHASE AGREEMENTS (Cost $207,898,000)		207,898,000
TOTAL INVESTMENTS — 105.7% (Cost $3,151,824,732)		$3,816,572,353

Percentages are based on Net Assets of $3,611,342,527.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at October 31, 2024. The total market value of securities on loan at October 31, 2024 was $248,926,395.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2024 was $207,898,000. The total value of non-cash collateral held from securities on loan as of October 31, 2024 was $58,695,450.

The following is a summary of the level of inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$3,293,355,022	$—	$—	^	$3,293,355,022
Exchange Traded Fund	315,319,331	—	—		315,319,331
Repurchase Agreements	—	207,898,000	—		207,898,000
Total Investments in Securities	$3,608,674,353	$207,898,000	$—		$3,816,572,353

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

The following is a summary of the Fund’s transactions with affiliates for the year ended October 31, 2024:

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Alligator Energy

$5,212,146	$4,825,521	$(1,543,036)	$(942,067)	$(560,429)	$6,992,135	$—	$—
Aura Energy

4,376,263	2,876,370	(441,365)	(2,438,917)	(73,388)	4,298,963	—	—
Bannerman Energy

12,949,123	9,204,173	(5,256,818)	1,345,308	683,705	18,925,491	—	—
Berkeley Energia

4,696,275	2,525,685	(1,745,248)	1,024,895	(643,195)	5,858,412	—	—
Boss Energy

49,117,727	42,660,735	(13,770,755)	(20,021,846)	237,318	58,223,179	—	—
Centrus Energy, Cl A

36,093,491	17,907,822	(7,645,422)	45,561,575	1,235,607	93,153,073	—	—
Deep Yellow

28,477,684	28,411,308	(5,450,506)	1,752,257	1,485,301	54,676,044	—	—
Elevate Uranium

2,899,999	2,980,774	(940,259)	(933,654)	(412,812)	3,594,048	—	—
Energy Fuels

68,385,258	30,051,613	(15,361,699)	(16,264,062)	(2,430,836)	64,380,274	—	—
NuScale Power

10,365,781	21,120,328	(4,255,661)	70,926,907	1,399,642	99,556,997	—	—
Paladin Energy

90,077,920	69,976,750	(36,907,548)	(1,328,527)	687,900	122,506,495	—	—
Peninsula Energy

5,179,604	12,478,921	(2,748,968)	(1,335,632)	(921,405)	12,652,520	—	—
Silex Systems

19,397,454	16,846,497	(8,893,373)	13,291,210	1,308	40,643,096	—	—
Uranium Energy

122,202,117	94,848,635	(57,343,758)	13,460,354	25,823,236	198,990,584	—	—
Ur-Energy

22,951,661	12,259,633	(5,404,269)	(7,041,573)	442,722	23,208,174	—	—
Yellow Cake

73,071,357	48,801,857	(20,713,886)	(5,434,966)	2,615,170	98,339,532	—	—

The accompanying notes are an integral part of the financial statements.

Schedule of Investments	October 31, 2024
Global X Uranium ETF

Value 10/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2024	Income	Capital Gains
Totals:

$555,453,860	$417,776,622	$(188,422,571)	$91,621,262	$29,569,844	$905,999,017	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

October 31, 2024
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Statements of Assets and Liabilities

October 31, 2024

	Global X Silver Miners ETF		Global X Copper Miners ETF		Global X Gold Explorers ETF
Assets:
Cost of Investments	$1,105,279,425		$2,553,557,851		$37,809,630
Cost of Repurchase Agreement	23,808,478		57,368,010		172,665
Cost (Proceeds) of Foreign Currency	232		85,393		68
Investments, at Value	$1,333,801,009	*	$2,547,197,960	*	$45,701,702	*
Repurchase Agreement, at Value	23,808,478		57,368,010		172,665
Cash	492,717		1,091,518		82,089
Foreign Currency, at Value	9		109,589		68
Receivable for Investment Securities Sold	115,214,962		92,400,151		2,828,354
Reclaim Receivable	255,363		775,827		2,265
Dividend, Interest, and Securities Lending Income Receivable	57,587		2,776,566		858
Unrealized Appreciation on Spot Contracts	19,451		—		—
Due from Broker	2,290		53,556		—
Due from Custodian	—		600		—
Total Assets	1,473,651,866		2,701,773,777		48,788,001

Liabilities:
Obligation to Return Securities Lending Collateral	23,808,478		57,368,010		172,665
Payable for Investment Securities Purchased	86,913,017		89,008,601		2,901,017
Payable due to Investment Adviser	714,422		1,472,429		24,928
Unrealized Depreciation on Spot Contracts	—		52,699		248
Due to Custodian	250		—		1,215
Due to Broker	7,848		135,036		—
Total Liabilities	111,444,015		148,036,775		3,100,073
Net Assets	$1,362,207,851		$2,553,737,002		$45,687,928

Net Assets Consist of:
Paid-in Capital	$1,797,021,320		$2,719,909,430		$108,951,397
Total Accumulated Losses	(434,813,469)		(166,172,428)		(63,263,469)
Net Assets	$1,362,207,851		$2,553,737,002		$45,687,928
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	35,217,318		58,319,374		1,312,054
Net Asset Value, Offering and Redemption Price Per Share	$38.68		$43.79		$34.82
*Includes Market Value of Securities on Loan	$24,649,901		$70,774,795		$975,596

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

October 31, 2024

	Global X Uranium ETF
Assets:
Cost of Investments	$2,202,930,908
Cost of Affiliated Investments	740,995,824
Cost of Repurchase Agreement	207,898,000
Investments, at Value	$2,702,675,336	*
Affiliated Investments, at Value	905,999,017
Repurchase Agreement, at Value	207,898,000
Cash	2,742,119
Dividend, Interest, and Securities Lending Income Receivable	2,035,050
Due from Broker	120,059
Total Assets	3,821,469,581

Liabilities:
Obligation to Return Securities Lending Collateral	207,898,000
Payable due to Investment Adviser	2,119,627
Payable for Capital Shares Redeemed	100,764
Overdraft of Foreign Currency	22
Due to Broker	8,641
Total Liabilities	210,127,054
Net Assets	$3,611,342,527

Net Assets Consist of:
Paid-in Capital	$3,704,919,177
Total Accumulated Losses	(93,576,650)
Net Assets	$3,611,342,527
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	117,551,666
Net Asset Value, Offering and Redemption Price Per Share	$30.72
*Includes Market Value of Securities on Loan	$248,926,395

The accompanying notes are an integral part of the financial statements.

Statements of Operations

October 31, 2024

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF
Investment Income:
Dividend Income	$9,944,521	$35,415,537	$288,907
Interest Income	40,707	142,267	1,776
Security Lending Income	395,153	635,513	3,628
Reclaim Income	526,458	—	—
Less: Foreign Taxes Withheld	(1,879,955)	(2,765,957)	(24,371)
Total Investment Income	9,026,884	33,427,360	269,940

Expenses:
Supervision and Administration Fees(1)	6,651,704	13,001,852	245,199
Custodian Fees(2)	7,445	50,639	44
Total Expenses	6,659,149	13,052,491	245,243
Net Investment Income	2,367,735	20,374,869	24,697
Net Realized Gain (Loss) on:
Investments(3)	(15,420,423)	167,110,645	(416,671)
Foreign Currency Transactions	25,372	309,560	2,297
Net Realized Gain (Loss)	(15,395,051)	167,420,205	(414,374)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	501,961,536	254,541,476	17,154,390
Foreign Currency Translations	30,761	(156,425)	6
Net Change in Unrealized Appreciation (Depreciation)	501,992,297	254,385,051	17,154,396
Net Realized and Unrealized Gain (Loss)	486,597,246	421,805,256	16,740,022
Net Increase in Net Assets Resulting from Operations	$488,964,981	$442,180,125	$16,764,719

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations

October 31, 2024

Global X Uranium ETF
Investment Income:
Dividend Income	$20,812,163
Interest Income	247,934
Security Lending Income	4,278,421
Less: Foreign Taxes Withheld	(1,271,401)
Total Investment Income	24,067,117

Expenses:
Supervision and Administration Fees(1)	20,670,909
Custodian Fees(2)	15,298
Total Expenses	20,686,207
Net Investment Income	3,380,910
Net Realized Gain (Loss) on:
Investments(3)	106,667,154
Affiliated Investments	29,569,844
Foreign Currency Transactions	(856,309)
Net Realized Gain (Loss)	135,380,689
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	288,305,763
Affiliated Investments	91,621,262
Foreign Currency Translations	(59,849)
Net Change in Unrealized Appreciation (Depreciation)	379,867,176
Net Realized and Unrealized Gain (Loss)	515,247,865
Net Increase in Net Assets Resulting from Operations	$518,628,775

(1)	The Supervision and Administration fees include fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in the Notes to Financial Statements.)
(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Copper Miners ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$2,367,735	$4,828,231	$20,374,869	$33,379,506
Net Realized Gain (Loss)	(15,395,051)	(45,463,390)	167,420,205	111,607,108
Net Change in Unrealized Appreciation (Depreciation)	501,992,297	11,274,037	254,385,051	136,112,448
Net Increase (Decrease) in Net Assets Resulting from Operations	488,964,981	(29,361,122)	442,180,125	281,099,062
Distributions:	(4,691,079)	(3,186,496)	(25,025,199)	(38,138,689)

Capital Share Transactions:
Issued	201,611,524	115,347,129	1,975,827,722	562,418,276
Redeemed	(147,424,990)	(100,960,271)	(1,157,177,743)	(802,934,467)
Increase (Decrease) in Net Assets from Capital Share Transactions	54,186,534	14,386,858	818,649,979	(240,516,191)
Total Increase (Decrease) in Net Assets	538,460,436	(18,160,760)	1,235,804,905	2,444,182

Net Assets:
Beginning of Year	823,747,415	841,908,175	1,317,932,097	1,315,487,915
End of Year	$1,362,207,851	$823,747,415	$2,553,737,002	$1,317,932,097

Share Transactions:
Issued	5,990,000	4,130,000	45,480,000	14,940,000
Redeemed	(5,000,000)	(3,670,000)	(27,310,000)	(20,570,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	990,000	460,000	18,170,000	(5,630,000)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Gold Explorers ETF		Global X Uranium ETF
	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2024	Year Ended October 31, 2023
Operations:
Net Investment Income	$24,697	$89,872	$3,380,910	$6,919,555
Net Realized Gain (Loss)	(414,374)	(1,035,205)	135,380,689	33,907,790
Net Change in Unrealized Appreciation (Depreciation)	17,154,396	3,981,174	379,867,176	414,864,164
Net Increase in Net Assets Resulting from Operations	16,764,719	3,035,841	518,628,775	455,691,509
Distributions:	(8,195)	(292,264)	(148,385,995)	(3,660,937)
Return of Capital:	—	(18,046)	—	—

Capital Share Transactions:
Issued	483,875	2,710,559	1,431,535,279	510,536,160
Redeemed	(3,483,305)	(2,250,041)	(365,441,118)	(376,090,584)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,999,430)	460,518	1,066,094,161	134,445,576
Total Increase in Net Assets	13,757,094	3,186,049	1,436,336,941	586,476,148

Net Assets:
Beginning of Year	31,930,834	28,744,785	2,175,005,586	1,588,529,438
End of Year	$45,687,928	$31,930,834	$3,611,342,527	$2,175,005,586

Share Transactions:
Issued	20,000	110,000	48,270,000	21,870,000
Redeemed	(130,000)	(100,000)	(12,800,000)	(18,040,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(110,000)	10,000	35,470,000	3,830,000

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Silver Miners ETF
2024	24.07	0.07	14.68	14.75	(0.14)	—	—
2023	24.93	0.14	(0.91)	(0.77)	(0.09)	—	—
2022	38.78	0.20	(13.57)	(13.37)	(0.37)	—	(0.11)
2021	42.28	0.41	(3.00)	(2.59)	(0.91)	—	—
2020	30.39	0.33	12.11	12.44	(0.55)	—	—
Global X Copper Miners ETF
2024	32.83	0.43	11.08	11.51	(0.55)	—	—
2023	28.74	0.75	4.24	4.99	(0.90)	—	—
2022	37.31	1.19	(8.66)	(7.47)	(1.10)	—	—
2021	21.42	0.63	15.74	16.37	(0.48)	—	—
2020	17.47	0.23	3.85	4.08	(0.13)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.14)	38.68	61.49	1,362,208	0.65	0.23	14.67
(0.09)	24.07	(3.12)	823,747	0.65	0.52	19.72
(0.48)	24.93	(34.83)	841,908	0.65	0.64	17.72
(0.91)	38.78	(6.43)	1,100,191	0.65	0.96	15.61
(0.55)	42.28	41.40	984,993	0.65	0.90	19.95

(0.55)	43.79	35.22	2,553,737	0.65	1.02	14.60
(0.90)	32.83	17.07	1,317,932	0.65	2.00	23.73
(1.10)	28.74	(20.38)	1,315,488	0.65	3.31	30.46
(0.48)	37.31	76.80	994,009	0.65	1.71	20.13
(0.13)	21.42	23.45	103,888	0.65	1.26	16.85

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Year

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Gold Explorers ETF
2024	22.45	0.02	12.36	12.38	(0.01)	—	—
2023	20.36	0.06	2.25	2.31	(0.21)	—	(0.01)
2022	30.10	0.17	(9.32)	(9.15)	(0.59)	—	—
2021	33.48	0.20	(2.54)	(2.34)	(1.04)	—	—
2020	25.39	0.06	8.47	8.53	(0.44)	—	—
Global X Uranium ETF
2024	26.50	0.03	5.90	5.93	(1.71)	—	—
2023	20.30	0.09	6.16	6.25	(0.05)	—	—
2022	27.04	0.28	(5.61)	(5.33)	(1.41)	—	—
2021	10.87	0.39	15.91	16.30	(0.13)	—	—
2020	10.92	0.22	(0.03)	0.19	(0.24)	—	—

*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets, End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)††

(0.01)	34.82	55.13	45,688	0.65	0.07	17.24
(0.22)	22.45	11.24	31,931	0.65	0.24	19.87
(0.59)	20.36	(30.94)	28,745	0.65	0.63	30.04
(1.04)	30.10	(7.36)	49,722	0.65	0.61	18.30
(0.44)	33.48	34.03	60,670	0.65	0.20	18.81

(1.71)	30.72	23.13	3,611,343	0.69	0.11	19.18
(0.05)	26.50	30.86	2,175,006	0.69	0.43	20.03
(1.41)	20.30	(20.11)	1,588,529	0.69	1.25	26.47
(0.13)	27.04	150.73	1,315,609	0.69	1.91	30.01
(0.24)	10.87	1.72	141,609	0.69	2.03	59.21

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

October 31, 2024

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of October 31, 2024, the Trust had one hundred portfolios, ninety-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (each, a “Fund” and collectively, the “Funds”). Each Fund has elected non-diversified status under the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), and approved by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a fair value committee (the “Committee”) of the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that each Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, reference the Schedules of Investments.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of October 31, 2024. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by The Bank of New York Mellon (“BNY Mellon”) in its role as Custodian to the Funds (the “Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.

If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the year ended October 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date. Amortization of premiums and accretion of discounts is included in interest income.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (each an “Authorized Participant”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BNY Mellon on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Redemption Fee
Global X Silver Miners ETF	10,000	$250	$250
Global X Copper Miners ETF	10,000	300	300
Global X Gold Explorers ETF	10,000	400	400
Global X Uranium ETF	10,000	600	600

Notes to Financial Statements (Continued)

October 31, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CASH OVERDRAFT CHARGES — Prior to August 12, 2024, Brown Brothers Harriman & Co. (“BBH”) acted as the Custodian for the Global X Uranium ETF, and if the Fund had a cash overdraft on a given day, it was assessed an overdraft charge equal to the applicable BBH Base Rate plus 2.00%. Per the terms of an agreement with BNY Mellon, if a Fund has a cash overdraft, it will be charged interest at a rate then charged by BNY Mellon to its institutional custody clients in the relevant currency. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae.

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee structure. For the Adviser’s service to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administrative Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, certain custodian fees, acquired fund fees and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:

Supervision and Administration Fee
Global X Silver Miners ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with all the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement (the “Distribution Agreement”). SIDCO has no obligation to sell any specific quantity of Shares of the Funds. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee from the Funds for its distribution services under the Distribution Agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BNY Mellon serves as Custodian and transfer agent to the Trust on behalf of the Funds. BNY Mellon may appoint domestic and foreign sub-custodians and use depositories from time to time to hold securities and other instruments purchased by the Trust in foreign countries and to hold cash and currencies for the Trust. Under its transfer agency agreement with the Trust, BNY Mellon has undertaken with the Trust to provide the following services with respect to the Funds: (i) perform and facilitate the performance of purchases and redemptions of Creation Units, (ii) prepare and transmit by means of Depository Trust Company’s book-entry system payments for dividends and distributions on or with respect to the Shares declared by the Trust on behalf of the Funds, as applicable, (iii) prepare and deliver reports, information and documents as specified in the transfer agency agreement,

Notes to Financial Statements (Continued)

October 31, 2024

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

(iv) perform the customary upon services of a transfer agent and dividend disbursing agent, and (v) render certain other miscellaneous services as specified in the transfer agency agreement or as otherwise agreed upon.

The Custodian and transfer agent for the Global X Uranium ETF transitioned from BBH to BNY Mellon on August 12, 2024.

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2024, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$149,956,396	$175,857,634
Global X Copper Miners ETF	578,997,006	293,519,649
Global X Gold Explorers ETF	6,553,353	6,511,657
Global X Uranium ETF	599,124,787	570,724,500

For the year ended October 31, 2024, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain/(Loss)
Global X Silver Miners ETF	$189,628,447	$138,108,574	$34,433,044
Global X Copper Miners ETF	1,642,081,853	1,125,755,130	228,116,011
Global X Gold Explorers ETF	484,351	3,485,453	1,102,656
Global X Uranium ETF	1,220,450,012	329,266,340	152,983,721

During the year ended October 31, 2024, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The differences have been reclassified on the Statements of Assets and Liabilities to/from the Paid-in-Capital and Total Earnings (Accumulated Losses) accounts during the fiscal year ended October 31, 2024 are primarily attributable to redemptions in-kind and sales of passive foreign investment companies.

Notes to Financial Statements (Continued)

October 31, 2024

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the years ended October 31, 2024 and 2023 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2024	$4,691,079	$–	$–	$4,691,079
2023	3,186,496	–	–	3,186,496
Global X Copper Miners ETF
2024	$25,025,199	$–	$–	$25,025,199
2023	38,138,689	–	–	38,138,689
Global X Gold Explorers ETF
2024	$8,195	$–	$–	$8,195
2023	292,264	–	18,046	310,310
Global X Uranium ETF
2024	$148,385,995	$–	$–	$148,385,995
2023	3,660,937	–	–	3,660,937

As of October 31, 2024, the components of tax basis accumulated losses were as follows:

	Global X Silver Miners ETF	Global X Copper Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF
Undistributed Ordinary Income	$25,426,409	$35,591,362	$907,543	$88,283,589
Capital Loss Carryforwards	(593,983,000)	(97,648,464)	(69,924,188)	(532,515,671)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	133,743,132	(104,115,318)	5,753,183	350,655,430
Other Temporary Differences	(10)	(8)	(7)	2
Total Accumulated Losses	$(434,813,469)	$(166,172,428)	$(63,263,469)	$(93,576,650)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2024 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$1,223,888,210	$277,008,819	$(143,265,687)	$133,743,132
Global X Copper Miners ETF	2,708,505,658	123,066,838	(227,182,156)	(104,115,318)
Global X Gold Explorers ETF	40,120,904	11,386,451	(5,633,268)	5,753,183
Global X Uranium ETF	3,465,847,066	832,594,485	(481,939,055)	350,655,430

Notes to Financial Statements (Continued)

October 31, 2024

5. TAX INFORMATION (continued)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging market countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging market country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging market country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index (also known as a secondary index) in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

Notes to Financial Statements (Continued)

October 31, 2024

6. CONCENTRATION OF RISKS (continued)

Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

7. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to securities lending agreements with BBH and BNY Mellon are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is each Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

Securities pledged as collateral for repurchase agreements held in the Funds are held by BNY Mellon and are designated as being held on the Fund’s behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is each Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (including in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability- on the Statement of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in each Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Notes to Financial Statements (Continued)

October 31, 2024

7. LOANS OF PORTFOLIO SECURITIES (continued)

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2024.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Global X Silver Miners ETF	$24,649,901	$20,546,709	$4,103,192	$—
Global X Copper Miners ETF	70,774,795	52,975,485	17,799,310	—
Global X Gold Explorers ETF	975,596	72,328	903,268	—
Global X Uranium ETF	248,926,395	190,230,945	58,695,450	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2024, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Silver Miners ETF
Repurchase Agreements	$23,808,478	$—	$—	$—	$23,808,478
U.S. Government Securities	—	—	—	4,103,192	4,103,192
Total	$23,808,478	$—	$—	$4,103,192	$27,911,670
Global X Copper Miners ETF
Repurchase Agreements	$57,368,010	$—	$—	$—	$57,368,010
U.S. Government Securities	—	—	—	17,799,310	17,799,310
Total	$57,368,010	$—	$—	$17,799,310	$75,167,320
Global X Gold Explorers ETF
Repurchase Agreements	$172,665	$—	$—	$—	$172,665
U.S. Government Securities	—	—	—	903,268	903,268
Total	$172,665	$—	$—	$903,268	$1,075,933

Notes to Financial Statements (Continued)

October 31, 2024

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Global X Uranium ETF
Repurchase Agreement	$207,898,000	$—	$—	$—	$207,898,000
U.S. Government Securities	—	—	—	58,695,450	58,695,450
Total	$207,898,000	$—	$—	$58,695,450	$266,593,450

8. CONTRACTUAL OBLIGATION

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown, however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

9. NEW ACCOUNTING PRONOUNCEMENT

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Global X Funds and Shareholders of Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Gold Explorers ETF and Global X Uranium ETF (four of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm (Concluded)

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 23, 2024

We have served as the auditor of one or more investment companies in Global X Funds since 2016.

Notice to Shareholders (UNAUDITED)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Funds have designated the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Silver Miners ETF
0.00%	0.00%	100.00%	100.00%	0.00%	97.34%
Global X Copper Miners ETF
0.00%	0.00%	100.00%	100.00%	6.03%	72.85%
Global X Gold Explorers ETF
0.00%	0.00%	100.00%	100.00%	0.00%	24.83%
Global X Uranium ETF
0.00%	0.00%	100.00%	100.00%	0.00%	10.25%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X Silver Miners ETF
	0.00%	0.20%	0.00%	0.00%
Global X Copper Miners ETF
	0.00%	0.08%	0.00%	8.08%
Global X Gold Explorers ETF
	0.00%	0.00%	0.00%	74.84%
Global X Uranium ETF
	0.00%	0.05%	0.00%	0.85%

(3)  “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)  The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)  The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

Notice to Shareholders (UNAUDITED)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2024, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Copper Miners ETF	$24,919,073	$2,200,202
Global X Gold Explorers ETF	221,093	24,372
Global X Uranium ETF	17,139,833	1,271,401

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Proxy Voting (FORM N-CSR ITEM 9) (UNAUDITED)

A Special Meeting of Shareholders of the Global X Funds (the “Trust”) was held on August 26, 2024, for the purpose of considering the proposal to elect each of the current Trustees to the Board of Trustees of the Trust. The proposal was approved on August 26, 2024 with the following voting results:

Trustee	Shares Voted
Charles A. Baker
For	1,000,273,461
Against	14,064,552
Abstain	12,508,484
Toai Chin
For	999,088,606
Against	14,951,430
Abstain	12,806,470
Clifford J. Weber
For	1,000,103,865
Against	14,142,432
Abstain	12,600,202
Ryan O’Connor
For	1,002,852,035
Against	11,528,537
Abstain	12,465,958

Notes

605 Third Avenue, 43rd floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-1700

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The disclosure regarding any matters submitted during the period covered by the report to a vote of shareholders, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for regular compensation.

(2)	No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees for special compensation.

(3)	No remuneration was paid by the company during the period covered by the report to any Officers of the company.

(4)	No remuneration was paid by the company during the period covered by the report to any Officer or Trustee of the company who is an affiliated person.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the approval of any investment advisory contract approved during the registrant’s most recent fiscal half-year, if applicable, is included as part of the financial statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(a) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan O’Connor
Ryan O’Connor Principal Executive Officer

Date: January 6, 2025

By (Signature and Title)	/s/ Eric Olsen
Eric Olsen Principal Financial Officer

Date: January 6, 2025